Condensed Consolidated Statement Cash Flows (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash Flows From Operating Activities:
Net loss			$ (28,674,556)	$ (5,135,731)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization			113,299	9,334
Amortization of right-of-use Asset			81,529	53,194
Gain from debt extinguishment				(16,391)
Non-cash interest expense			(1,790,438)	15,667
Share-based compensation			2,329,280	1,620,092
Liability to issue shares in APA			1,980,000
Non-cash acquisition costs			3,578,212
Other noncash changes			197,609	360,923
Changes in working capital items:
Accounts receivable			(385,297)	(11,428)
Inventory			(220,310)	(27,224)
Prepaid expenses and other current assets			(251,752)	(1,233)
Deposits			(31,535)	(20,513)
Accounts payable and accrued expenses			(64,364)	(127,167)
Royalty payable			(39,000)	17,938
Accrued Interest payable			82,326	604,211
Net cash used in operating activities			(21,316,556)	(2,658,328)
Net cash used in operating activities - discontinued operations			(9,794)
Cash Flows From Investing Activities:
Capital Expenditures			(91,066)	(12,552)
Investment in Salt Tequila USA, LLC			(250,000)
Cash used for Copa acquisition			(500,000)
Net cash acquired in merger			72,442
Net cash used in investing activities			(768,624)	(12,552)
Net cash used in investing activities - discontinued operations			(11,628)
Cash Flows From Financing Activities:
Proceeds from issuance of Common stock			20,182,503	1,575,000
Repayment of shareholder advance			(46,250)
Cash advance from shareholder				153,582
Proceeds from issuance of debt			2,439,472	130,000
Principal repayment of debt				(31,641)
Reduction of ROU Liability			(80,741)	(51,462)
Net cash provided by financing activities			22,494,984	1,775,479
Net cash used in investing activities - discontinued operations
Net Change in Cash and Cash Equivalents			388,381	(895,401)
Cash and Cash Equivalents, beginning of year	$ 42,639	$ 938,040	42,639	938,040
Cash and Cash Equivalents, end of period			380,000	42,639	$ 938,040
Supplemental Disclosure of Cash Flow Information:
Cash paid for interest				23,851
Supplemental Disclosure of Non-Cash Investing and Financing Activities
Notes payable and accrued interest converted to common stock (12,605,283 shares)			9,248,720
Canfield [Member]
Cash Flows From Operating Activities:
Net loss				(477,234)	68,206
Adjustments to reconcile net loss to net cash used in operating activities:
Gain on disposal of fixed assets				(1,037)	(7,246)
Depreciation and amortization				63,758	62,825
Share-based compensation				160,786	0
Changes in working capital items:
Accounts receivable				(8,629)	(149,731)
Inventory				11,136	(16,486)
Increase in accounts payable and accrued liabilities				22,815	104,824
Net cash used in operating activities				(228,405)	62,392
Cash Flows From Investing Activities:
Proceeds from sale of fixed assets				6,446	8,064
Purchase of property and equipment				(54,385)	(75,633)
Net cash used in investing activities				(47,939)	(67,569)
Cash Flows From Financing Activities:
Repayment of shareholder advance				(78,701)	0
Net borrowings (payments) on line of credit				3,353	3,803
Proceeds from officer				276,550
Payments on long-term debt				(8,523)	(11,567)
Proceeds from sales of common stock				100,000	2,000
Net cash provided by financing activities				292,679	(5,764)
Net Change in Cash and Cash Equivalents				16,335	(10,941)
Cash and Cash Equivalents, beginning of year	23,315	6,980	23,315	6,980	17,921
Cash and Cash Equivalents, end of period				23,315	6,980
Supplemental Disclosure of Cash Flow Information:
Cash paid for interest				8,376	5,715
Cash paid for taxes
Supplemental Disclosure of Non-Cash Investing and Financing Activities
Recognition of right-of use asset and lease liability				43,677
Amortization of right-of-use asset				24,959
Copa Di Vino Corporation [Member]
Cash Flows From Operating Activities:
Net loss	(550,491)	(409,594)		(107,918)	(396,694)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	151,792	153,936		204,338	205,393
Inventory lower of cost or net realizable value adjustment					149,994
Changes in working capital items:
Accounts receivable	210,462	406,475		(90,128)	311,608
Inventory	(64,248)	229,001		241,079	(98,339)
Prepaid expenses	(10,052)	46,624		41,788	114,581
Accounts payable	(55,513)	236,545		105,204	(436,007)
Accrued liabilities	(48,432)	(196,479)		14,373	(16,872)
Net cash used in operating activities	(366,482)	466,508		408,736	(166,336)
Cash Flows From Investing Activities:
Purchase of property and equipment	(12,177)	(28,791)		(25,150)	(3,831)
Net cash used in investing activities	(12,177)	(28,791)		(25,150)	(3,831)
Cash Flows From Financing Activities:
Proceeds from related party notes payables	1,304,996	612,030		808,418	1,089,390
Repayments of related party payable	(545,712)	(1,086,895)		(1,084,321)	(572,007)
Advances on line of credit	98,000	213,500		359,500	60,000
Payments on line of credit	(102,245)	(165,949)		(310,500)	(66,805)
Proceeds from notes payable	170,355
Principal payments of notes payable	(464,218)			(146,280)	(308,737)
Net cash provided by financing activities	461,176	(396,393)		(373,183)	201,841
Net Change in Cash and Cash Equivalents	82,517	10,403		10,403	31,674
Cash and Cash Equivalents, beginning of year	62,898	52,495	$ 62,898	52,495	20,821
Cash and Cash Equivalents, end of period	145,415	62,898		62,898	52,495
Supplemental Disclosure of Cash Flow Information:
Cash paid for interest	81,105	90,921		212,817	130,625
Supplemental Disclosure of Non-Cash Investing and Financing Activities
License agreements obtained with notes payable					$ 309,912